FINANCIAL ASSETS AND LIABILITIES - Summary of open positions in natural gas derivatives (Detail) - Commodity option contract [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Probable [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ 21,744
25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	21,878
50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	64,345
-25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	127,602
-50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ 3,508